Selected Statement of Operations Data - Weighted Average Number of Shares for Computation of Earnings Per Share (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Shares Used In Computing Earnings Per Share [Line Items]
Weighted average number of shares issued and outstanding (net of treasury shares)-used in computation of basic earnings per share	43,501	39,909	34,911
Add-incremental shares from assumed exercise of options		907	867
Weighted average number of shares used in computation of diluted earnings per share	43,501	40,816	35,778